Statements of Consolidated Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Shares Outstanding	Common Shares USD ($)	Additional Capital USD ($)	Retained Income USD ($)	Amount Due from ESOP Trust USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Balance at Apr. 30, 2010	$ 5,326.3		$ 29.8	$ 4,575.1	$ 746.1	$ (4.1)	$ (20.6)
Balance, Shares at Apr. 30, 2010		119,119,152
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	503.7
Statement [Line Items]
Net income	479.5				479.5
Other comprehensive income	24.2						24.2
Purchase of treasury shares	(389.1)		(1.5)	(225.6)	(162.0)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	47.3		0.2	47.1
Stock plans, Shares		885,393
Cash dividends declared	(196.7)				(196.7)
Other	0.8					0.8
Balance at Apr. 30, 2011	5,292.3		28.5	4,396.6	866.9	(3.3)	3.6
Balance, Shares at Apr. 30, 2011		114,172,122
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	372.1
Statement [Line Items]
Net income	459.7				459.7
Other comprehensive income	(87.6)						(87.6)
Purchase of treasury shares	(315.8)		(1.1)	(165.6)	(149.1)
Purchase of treasury shares, shares		(4,236,430)
Stock plans	30.4		0.2	30.2
Stock plans, Shares		349,023
Cash dividends declared	(216.3)				(216.3)
Other	0.7					0.7
Balance at Apr. 30, 2012	5,163.4		27.6	4,261.2	961.2	(2.6)	(84.0)
Balance, Shares at Apr. 30, 2012	110,284,715	110,284,715
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	551.6
Statement [Line Items]
Net income	544.2				544.2
Other comprehensive income	7.4						7.4
Purchase of treasury shares	(364.2)		(1.0)	(158.5)	(204.7)
Purchase of treasury shares, shares		(4,062,682)
Stock plans	22.4			22.4
Stock plans, Shares		264,902
Cash dividends declared	(225.2)				(225.2)
Other	0.8					0.8
Balance at Apr. 30, 2013	$ 5,148.8		$ 26.6	$ 4,125.1	$ 1,075.5	$ (1.8)	$ (76.6)
Balance, Shares at Apr. 30, 2013	106,486,935	106,486,935